Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 13, 2021
Product Information [Line Items]
Cash and Cash Equivalents			$ 0	$ 0
Sales returns and discounts			$ 9,300,000	$ 17,700,000
Sales returns and discounts as a percentage of sales			16.00%	22.00%
Finite-Lived Intangible Asset			7 years
Impairment of long lived asset			$ 0
Impairment of operating lease right-of-use assets			$ 167,000
Securities purchase agreement [Member] | Senior note holders [Member]
Product Information [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					17,355,700
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.78
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | UNITED STATES
Product Information [Line Items]
Concentration risk, percentage	94.00%	71.00%	70.00%	72.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Canada and asia [Member]
Product Information [Line Items]
Concentration risk, percentage	6.00%	29.00%	30.00%	28.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Other than antarctica [Member] | Maximum [Member]
Product Information [Line Items]
Concentration risk, percentage			5.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	59.00%	28.00%	38.00%	41.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%	17.00%	14.00%	17.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	14.00%	13.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	59.00%	32.00%	22.00%	61.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%	21.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor one [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%	32.00%	26.00%	25.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor two [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	21.00%	19.00%	24.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor three [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	21.00%	9.00%	13.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%
Cost of Sales [Member]
Product Information [Line Items]
Shipping and handling costs			$ 1,800,000	$ 1,300,000
Selling, General and Administrative Expenses [Member]
Product Information [Line Items]
Shipping and handling costs			$ 3,100,000	$ 2,500,000